Secondary Mortgage Market Activities (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Transfers and Servicing of Financial Assets [Abstract]
Custodial escrow balances maintained in connection with serviced loans	$ 1,575,000	$ 1,669,000
Activity for mortgage servicing rights and the related valuation allowance
Balance at beginning of year	486,898	522,346	535,205
Additions	85,555	141,516	149,831
Disposals	0	0	0
Amortized to expense	(161,593)	(176,964)	(162,690)
Balance at end of year	410,860	486,898	522,346
Valuation Allowance	0	0	0
Fair value of mortgage servicing rights	631,000	498,000
Mortgages servicing rights multiple	0.59%	0.41%
Weighted average amortization period		8 years
Estimated amortization expense of mortgage servicing rights
2014	119,257
2015	85,818
2016	61,171
2017	43,920
2018	$ 31,245